Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Segment assets	¥ 30,775,867	¥ 29,774,150	¥ 24,670,067
Provisions for product warranties	566,954
Write-down of inventories recognized as an expense	120,919	12,220	8,400
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	979,954	1,573,834	1,462,656
Product warranties [member]
Disclosure of operating segments [line items]
Provisions for product warranties	¥ 454,502	¥ 536,590	¥ 289,850